Segment information (Details 2) - Corporate [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 90,290	R$ (627,874)	R$ 90,405
Results With Sale And Disposal Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Total	86,475	3,582	65,884
Reversal Provision For Tax And Civil Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total	21,707	(50,397)	30,587
Gain Losses With Demobilization [Member]
IfrsStatementLineItems [Line Items]
Total	(277)	1,398	(6,814)
Investigations Involving The Company [Member]
IfrsStatementLineItems [Line Items]
Total	(1,111)	(588,774)	(9,003)
Result In The Sale Of Investment [Member]
IfrsStatementLineItems [Line Items]
Total			76,148
Others [Member]
IfrsStatementLineItems [Line Items]
Total	R$ (16,504)	R$ 6,317	R$ (66,397)